AMERITAS LIFE INSURANCE CORP. ("Ameritas")

              AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL,
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Accounts")

                                  Supplement to
           Ameritas Low-Load Survivorship Variable Universal Life and
                        Ameritas No-Load Variable Annuity
                         Prospectuses Dated May 1, 2004
                       Supplement Dated December 10, 2004


Effective December 10, 2004, Calvert Variable Series, Inc. approved a change in the investment subadvisor for the Ameritas Small Capitalization Portfolio from John McStay Investment Counsel ("McStay") to Eagle Asset Management, Inc. ("Eagle"). Therefore, the Ameritas Prospectuses listed above are amended by replacing all references for the Ameritas Small Capitalization subadviser from McStay to Eagle.

     This Supplement should be retained with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.
        If you do not have a current prospectus, please contact Ameritas at 1-800-255-9678.